INTANGIBLE ASSETS, NET - Impairment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Estimated amortization expense relating to existing intangible assets
2020	¥ 17,210			$ 2,472
2021	9,868			1,417
2022	6,952			999
2023	6,326			909
2024	6,245			897
Estimated amortization expense in the next five years	46,601			$ 6,694
Impairment losses on intangible assets	¥ 0	¥ 0	¥ 0